Net Losses on Sales of Loans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales [Member]
Net Losses on Sales of Loans [Line Items]
Net (losses)/gains on sales of loans	¥ 20,967,075	¥ 6,497,731	¥ 17,190,545